Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Operating revenues
Total operating revenues	$ 3,298,472	$ 4,470,089	$ 2,167,021
Cost of revenues
Total cost of revenues	(2,066,072)	(2,799,940)	(1,363,376)
Gross profit	1,232,400	1,670,149	803,645
Operating expenses
Technology and development expenses	(582,174)	(788,962)	(1,096,651)
Selling and marketing expenses	(729,687)	(988,872)	(848,504)
General and administrative expenses	(1,272,752)	(1,724,834)	(881,313)
Professional Fees related to Listing and Acquisitions	(338,614)	(458,890)	(421,677)
Depreciation and Amortization	(322,673)	(437,287)	(182,531)
Total operating expenses	(3,245,900)	(4,398,845)	(3,430,676)
Loss from operations	(2,013,500)	(2,728,696)	(2,627,031)
Other income (expense):
Stock-based compensation
Interest income	100,855	136,679	24,454
Interest expense	(10,998)	(14,904)	(16,721)
Government grants	33,514	45,418	8,399
Foreign exchange, net	196,736	266,616	114,013
Other income, net	11,439	15,502
Total other income, net	331,546	449,311	130,145
LOSS BEFORE INCOME TAXES	(1,681,954)	(2,279,385)	(2,496,886)
Income tax expense
NET LOSS	(1,681,954)	(2,279,385)	(2,496,886)
Less: Net loss attributable to non-controlling interest	(1,022)	(1,385)	(22,030)
Net loss attributable to OHMYHOMELTD	(1,680,932)	(2,278,000)	(2,474,856)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(46,560)	(63,098)	32,408
TOTAL COMPREHENSIVE LOSS	(1,728,514)	(2,342,483)	(2,464,478)
Less: Comprehensive loss attributable to non-controlling interests	(1,022)	(1,385)	(22,030)
COMPREHENSIVE LOSS ATTRIBUTABLE TO OHMYHOME LIMITED	$ (1,727,492)	$ (2,341,098)	$ (2,442,448)
Weighted average number of ordinary shares:
Basic	21,864,942	21,864,942	19,050,000
Diluted	23,262,574	23,262,574	19,050,000
LOSS PER SHARE – BASIC AND DILUTED
Basic | (per share)	$ (0.07)	$ (0.11)	$ (0.13)
Diluted | (per share)	$ (0.07)	$ (0.10)	$ (0.13)
Independent Third Parties [Member]
Operating revenues
Total operating revenues	$ 3,293,218	$ 4,462,969
Related Parties [Member]
Operating revenues
Total operating revenues	5,254	7,120
Brokerage Services [Member]
Operating revenues
Total operating revenues	1,131,415	1,533,293	$ 1,345,726
Cost of revenues
Total cost of revenues	(579,975)	(785,983)	(732,930)
Gross profit	551,440	747,310	612,796
Brokerage Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	1,129,865	1,531,193	1,334,438
Brokerage Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	1,550	2,100	11,288
Property Management [Member]
Operating revenues
Total operating revenues	1,463,661	1,983,553
Cost of revenues
Total cost of revenues	(978,059)	(1,325,466)
Gross profit	485,602	658,087
Property Management [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	1,463,661	1,983,553
Property Management [Member] | Related Parties [Member]
Operating revenues
Total operating revenues
Emerging and Other Services [Member]
Operating revenues
Total operating revenues	703,396	953,243	821,295
Cost of revenues
Total cost of revenues	(508,038)	(688,491)	(630,446)
Gross profit	195,358	264,752	190,849
Emerging and Other Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	699,692	948,223	310,255
Emerging and Other Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	$ 3,704	$ 5,020	$ 511,040